                           '33 Act File No. 333-40455
                           '40 Act File No. 811-08495

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 22, 2008

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Post-Effective Amendment No. 93                                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 94                                                             [X]

                        (Check appropriate box or boxes)

                             NATIONWIDE MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                         Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                     BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000              STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428         2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [x] on February 28, 2008 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on [date] pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This  post-effective  amendment  designated a new effective  date for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective   Amendment  No.  93,  Amendment  No.  94  to  Registrant's
Registration  Statement on Form N-1A (the "Amendment") is being filed under Rule
485(b)(1)(iii)  and  incorporates  by  reference  (i)  the  Prospectus  for  the
Nationwide  Large Cap Value Fund,  Nationwide  Mid Cap Growth  Fund,  Nationwide
Small  Cap  Fund,   Nationwide  Bond  Fund,  Nationwide  Government  Bond  Fund,
Nationwide Enhanced Income Fund, Nationwide Short Duration Bond Fund, Nationwide
Tax-Free Income Fund,  Nationwide  Global  Financial  Services Fund,  Nationwide
China   Opportunities  Fund,   Nationwide  Emerging  Markets  Fund,   Nationwide
International  Growth Fund,  Nationwide  Micro Cap Equity Fund,  Nationwide U.S.
Growth Leaders Long-Short Fund,  Nationwide Value Opportunities Fund, Nationwide
Bond  Index  Fund,   Nationwide   Global  Health   Sciences   Fund,   Nationwide
International  Index Fund,  Nationwide  Mid Cap Market  Index  Fund,  Nationwide
S&P 500 Index Fund,  Nationwide  Small Cap Index Fund,  Nationwide  Investor
Destinations   Aggressive  Fund,  Nationwide  Investor  Destinations  Moderately
Aggressive Fund,  Nationwide  Investor  Destinations  Moderate Fund,  Nationwide
Investor   Destinations   Moderately   Conservative  Fund,  Nationwide  Investor
Destinations  Conservative Fund,  Nationwide Optimal Allocations Fund: Moderate,
Nationwide  Global  Technology  and  Communications  Fund,   Nationwide  Optimal
Allocations Fund: Moderate Growth,  Nationwide Optimal Allocations Fund: Growth,
Nationwide  Optimal  Allocations  Fund:   Specialty,   Nationwide  Growth  Fund,
Nationwide Fund, Nationwide Money Market Fund, NorthPointe Small Cap Value Fund,
NorthPointe Small Cap Growth Fund,  Nationwide Global Utilities Fund, Nationwide
Mid Cap Growth  Leaders  Fund,  Nationwide  Leaders Fund,  Nationwide  Small Cap
Leaders Fund,  Nationwide U.S. Growth Leaders Fund, Nationwide Worldwide Leaders
Fund,  Nationwide Global Natural  Resources Fund,  Nationwide Hedged Core Equity
Fund, Nationwide Small Cap Growth Opportunities Fund, Nationwide Small Cap Value
Fund, Nationwide Small Cap Core Fund, Nationwide Market Neutral Fund, Nationwide
Optimal  Allocations  Fund:   Defensive,   Nationwide   Destination  2010  Fund,
Nationwide Retirement Income Fund, Nationwide  Destination 2015 Fund, Nationwide
Destination 2020 Fund, Nationwide  Destination 2025 Fund, Nationwide Destination
2030 Fund, Nationwide  Destination 2035 Fund, Nationwide  Destination 2040 Fund,
Nationwide Destination 2045 Fund, and Nationwide Destination 2050 Fund; (ii) the
Statement of Additional  Information for the aforementioned funds; and (iii) the
Part C.  This  Amendment  is  being  filed  for the  purposes  of  delaying  the effectiveness  of  Post-Effective  Amendment  No.  92,  Amendment  No.  93 until
February 28, 2008.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  the  Registrant  certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly
caused  this  Post-Effective   Amendment  No.  93,  Amendment  No.  94  to  this
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 22nd day of February, 2008.

                                             NATIONWIDE MUTUAL FUNDS

                                 By:         /s/ Allan J. Oster
                                            ------------------------------------
                                            Allan J. Oster, Attorney-In-Fact for
                                            Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT NO. 93, AMENDMENT NO. 94 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED
BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE 22ND DAY OF
FEBRUARY, 2008.

Signature & Title
-----------------

Principal Executive Officer

STEPHEN T. GRUGEON*
-------------------------------------------
Stephen T. Grugeon, President and Chief Executive Officer

Principal Accounting and Financial Officer

JOSEPH FINELLI*
-------------------------------------------
Joseph Finelli, Treasurer and Chief Financial Officer

CHARLES E. ALLEN*
-------------------------------------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
-------------------------------------------
C. Brent Devore, Trustee

PHYLLIS KAY DRYDEN*
--------------------------------------------
Phyllis Kay Dryden, Trustee

BARBARA L. HENNIGAR*
-------------------------------------------
Barbara L. Hennigar, Trustee

BARBARA I. JACOBS*
--------------------------------------------
Barbara I. Jacobs, Trustee

DOUGLAS F. KRIDLER*
-------------------------------------------
Douglas F. Kridler, Trustee

MICHAEL D. MCCARTHY*
--------------------------------------------
Michael D. McCarthy, Trustee

ARDEN L. SHISLER*
-------------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY:

     /s/ Allan J. Oster
     --------------------------------------
     Allan J. Oster, Attorney-In Fact